192 P-1
192 PA-1

                 SUPPLEMENT DATED JANUARY 3, 2006
           TO THE PROSPECTUS DATED SEPTEMBER 1, 2005 OF
               FRANKLIN REAL ESTATE SECURITIES FUND

The prospectus is amended as follows:

I. The second, third and fourth paragraphs of the "Management" section are replaced with the following:

   The Fund is managed by a team of dedicated professionals focused on investments in equity securities of companies operating in the real estate industry. The portfolio managers of the team are as follows:

   ALEX PETERS CFA, VICE PRESIDENT OF ADVISERS

   Mr. Peters has been a manager of the Fund since 2003. He has primary responsibility for the investments of the Fund. He has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Mr. Peters joined Franklin Templeton Investments in 1992.

   ALYSSA JOHNSON, RESEARCH ANALYST OF ADVISERS

   Ms. Johnson has been a manager of the Fund since October 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. She joined Franklin Templeton Investments in 2002. Previously, she was employed at David L. Babson & Co. in Portfolio Administration.

         PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE



192  SA- 1
192  SAA- 1

                       SUPPLEMENT DATED JANUARY 3, 2006
                  TO THE STATEMENT OF ADDITIONAL INFORMATION
                          DATED SEPTEMBER 1, 2005 OF
                     FRANKLIN REAL ESTATE SECURITIES FUND

The "Management and Other Services - Portfolio managers" section of the Statement of Additional Information is amended as follows:

I. The table showing the accounts managed by the portfolio managers is replaced with the following:

 The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category on the date indicated:




                                       ASSETS OF OTHER                          ASSETS OF OTHER
               NUMBER OF OTHER       REGISTERED INVESTMENT    NUMBER OF OTHER  POOLED INVESTMENT                   ASSETS OF OTHER
               REGISTERED INVESTMENT  COMPANIES MANAGED    POOLED INVESTMENT    VEHICLES MANAGED  NUMBER OF OTHER  ACCOUNTS MANAGED
 NAME          COMPANIES MANAGED        (X $1 MILLION)       VEHICLES MANAGED    (X $1 MILLION)   ACCOUNTS MANAGED  (X $1 MILLION)
 -----------------------------------------------------------------------------------------------------------------------------------
 Alex W. Peters
 (as of
 April 30, 2005)        3                 1,961.4                   4               1,482.4              6            1,075.7
 Alyssa Johnson
 (as of
 October 31, 2005)      0                   N/A                     0                 N/A                0              N/A

II. The "OWNERSHIP OF FUND SHARES" section is replaced with the  following:
 OWNERSHIP OF FUND SHARES. The manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by each portfolio manager as of the date indicated (such amounts may change from time to time):
                                                                DOLLAR RANGE
                                                               OF FUND SHARES
 PORTFOLIO MANAGER                                           BENEFICIALLY OWNED
------------------------------------------------------------------------------
 Alex W. Peters (as of April 30, 2005)                        $1.00 - $10,000
 Alyssa Johnson (as of October 31, 2005)                            None

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE